DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Derivatives Designated as Cash Flow Hedges (Details) - Foreign currency forward contracts - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Net gains recognized in AOCL	$ (630)	$ (2,228)	$ 16
Net gains reclassified from AOCL into the combined statements of operations	$ 1,025	$ (6,484)	$ (6,131)